Intangible assets, net	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Intangible assets, net

9Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2016	2017
	RMB	RMB
Trademark	2,257	2,366
Computer software	3,703	10,323
Copyright for teaching materials	583	1,786

Total	6,543	14,475
Less: Accumulated amortization	(1,914)	(4,789)

Intangible assets, net	4,629	9,686

For the years ended December 31, 2015, 2016 and 2017, amortization expenses amounted to RMB621, RMB1,042 and RMB2,875 respectively.

As of December 31, 2017, amortization expense of intangible assets for future years is expected to be as follows:

Amortization Expense
RMB
2018	2,041
2019	1,206
2020	1,059
2021	1,030
2022 and thereafter	4,350

9,686